SUBSIDIARY GUARANTORS OF THE NOTES (Tables)	12 Months Ended
Jul. 22, 2013
Text Block [Abstract]
Consolidated Condensed Statements of Operations and Comprehensive Income

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES

Consolidated Condensed Statements of Operations and Comprehensive Income

Fiscal year ended December 29, 2012

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenue	$527.1	$1,065.7	$539.2	$(491.2)	$1,640.8
Cost of goods sold	390.6	780.6	277.1	(440.2)	1,008.1
Non-recurring transaction and integration costs	4.5	—	—	—	4.5
Restructuring and other transition costs	—	—	—	—	—

Gross profit	132.0	285.1	262.1	(51.0)	628.2

Selling, general and administrative expenses	123.0	206.0	204.7	(51.7)	482.0
Acquisition-related transaction and Integration costs	32.5	—	—	—	32.5
Restructuring and other transition costs	—	—	—	—	—

Operating profit	(23.5)	79.1	57.4	0.7	113.7

Other expenses:
Interest expense – net	13.9	(0.2)	0.3	—	14.0
Non-recurring acquisition related interest expense	5.2	—	—	—	5.2
Other expense (income) – net	0.4	(0.2)	0.1	—	0.3

	19.5	(0.4)	0.4	—	19.5

Earnings (loss) before income taxes	(43.0)	79.5	57.0	0.7	94.2

Income taxes	12.3	(0.1)	1.2	—	13.4

Earnings before equity in earnings (losses) of consolidated subsidiaries	(55.3)	79.6	55.8	0.7	80.8
Equity in earnings (losses) of consolidated subsidiaries	136.0	54.4	61.2	(251.6)	—

Net earnings	80.7	134.0	117.0	(250.9)	80.8

Net earnings attributable to non-controlling interests	—	—	0.1	—	0.1

Net earnings (loss) attributable to Wolverine World Wide, Inc.	$80.7	$134.0	$116.9	$(250.9)	$80.7

Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	$5.7$	—	$5.7	$(5.7)	$5.7
Change in fair value of foreign exchange contracts	(5.0)	—	(5.0)	5.0	(5.0)
Change in fair value of interest rate swap	(1.0)	—	—	—	(1.0)
Pension adjustments	(16.2)	—	—	—	(16.2)

Other comprehensive income	(16.5)	—	0.7	(0.7)	(16.5)

Comprehensive income	64.2	134.0	117.6	(251.6)	64.2

Less: comprehensive income (loss) attributable to non-controlling interest	(0.1)	—	(0.1)	0.1	(0.1)

Comprehensive income (loss) attributable to Wolverine World Wide, Inc.	$64.3	$134.0	$117.7	$(251.7)	$64.3

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES

Consolidated Condensed Statements of Operations and Comprehensive Income

Fiscal year ended December 31, 2011

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenue	$524.7	$504.7	$490.0	$(110.3)	$1409.1
Cost of goods sold	384.3	306.3	232.1	(70.4)	852.3
Non-recurring transaction and integration costs	—	—	—	—	—
Restructuring and other transition costs	—	—	—	—	—

Gross profit	140.4	198.4	257.9	(39.9)	556.8

Selling, general and administrative expenses	136.1	98.1	191.3	(39.0)	386.5
Acquisition-related transaction and Integration costs	—	—	—	—	—
Restructuring and other transition costs	—	—	—	—	—

Operating profit	4.3	100.3	66.6	(0.9)	170.3

Other expenses:
Interest expense – net	1.2	—	(0.1)	—	1.1
Non-recurring acquisition related interest expense	—	—	—	—	—
Other expense (income) – net	0.1	0.1	0.1	—	0.3

	1.3	0.1	—	—	1.4

Earnings (loss) before income taxes	3.0	100.2	66.6	(0.9)	168.9

Income taxes	41.9	—	3.7	—	45.6

Earnings before equity in earnings (losses) of consolidated subsidiaries	(38.9)	100.2	62.9	(0.9)	123.3
Equity in earnings (losses) of consolidated subsidiaries	162.2	59.7	71.1	(293.0)	—

Net earnings	123.3	159.9	134.0	(293.9)	123.3

Net earnings (loss) attributable to non-controlling interests	—	—	—	—	—

Net earnings (loss) attributable to Wolverine World Wide, Inc.	$123.3	$159.9	$134.0	$(293.9)	$123.3

Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	$(11.3)	$—	$(11.3)	$11.3	$(11.3)
Change in fair value of foreign exchange contracts	5.1	—	5.1	(5.1)	5.1
Change in fair value of interest rate swap	—	—	—	—	—
Pension adjustments	(23.7)	—	—	—	(23.7)

Other comprehensive income	(29.9)	—	(6.2)	6.2	(29.9)

Comprehensive income	93.4	159.9	127.8	(287.7)	93.4

Less: comprehensive income (loss) attributable to non-controlling interest	—	—	—	—	—

Comprehensive income (loss) attributable to Wolverine World Wide, Inc.	$93.4	$159.9	$127.8	$(287.7)	$93.4

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES

Consolidated Condensed Statements of Operations and Comprehensive Income

Fiscal year ended January 1, 2011

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenue	$494.9	$421.2	$430.2	$(97.8)	$1,248.5
Cost of goods sold	359.8	255.6	199.0	(59.9)	754.5
Non-recurring transaction and integration costs	—	—	—	—	—
Restructuring and other transition costs	1.4	—	—	—	1.4

Gross profit	133.7	165.6	231.2	(37.9)	492.6

Selling, general and administrative expenses	129.3	86.7	174.4	(42.8)	347.6
Acquisition-related transaction and Integration costs	—	—	—	—	—
Restructuring and other transition costs	2.8	—	—	—	2.8

Operating profit	1.6	78.9	56.8	4.9	142.2

Other expenses:
Interest expense – net	0.3	—	0.1	—	0.4
Non-recurring acquisition related interest expense	—	—	—	—	—
Interest income	—	—	—	—	—
Other expense (income) – net	(0.5)	(0.1)	(5.6)	4.8	(1.4)

	(0.2)	(0.1)	(5.5)	4.8	(1.0)

Earnings (loss) before income taxes	1.8	79.0	62.3	0.1	143.2

Income taxes	33.1	—	5.6	—	38.7

Earnings before equity in earnings (losses) of consolidated subsidiaries	(31.3)	79.0	56.7	0.1	104.5
Equity in earnings (losses) of consolidated subsidiaries	135.8	49.9	61.2	(246.9)	—

Net earnings	104.5	128.9	117.9	(246.8)	104.5

Net earnings (loss) attributable to non-controlling interests	—	—	—	—	—

Net earnings (loss) attributable to Wolverine World Wide, Inc.	$104.5	$128.9	$117.9	$(246.8)	$104.5

Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	$(2.9)	$—	$(2.9)	$2.9	$(2.9)
Change in fair value of foreign exchange contracts	1.7	—	1.7	(1.7)	1.7
Change in fair value of interest rate swap	—	—	—	—	—
Pension adjustments	2.9	—	—	—	2.9

Other comprehensive income	1.7	—	(1.2)	1.2	1.7

Comprehensive income	106.2	128.9	116.7	(245.6)	106.2

Less: comprehensive income (loss) attributable to non-controlling interest	—	—	—	—	—

Comprehensive income (loss) attributable to Wolverine World Wide, Inc.	$106.2	$128.9	$116.7	$(245.6)	$106.2

Consolidated Condensed Balance Sheets

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES

Consolidated Condensed Balance Sheets

As of December 29, 2012

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$21.3	$48.5	$101.6	$—	$171.4
Accounts receivable, less allowances:	107.7	143.0	102.9	—	353.6
Inventories:
Finished products	57.9	278.8	96.0	(0.9)	431.8
Raw materials and work-in-process	1.6	4.2	28.6	—	34.4

	59.5	283.0	124.6	(0.9)	466.2

Deferred income taxes	9.5	17.6	0.9	—	28.0
Prepaid expenses and other current assets	35.9	9.5	10.3	—	55.7

Total current assets	233.9	501.6	340.3	(0.9)	1,074.9

Property, plant and equipment:
Gross cost	212.1	119.2	53.5	—	384.8
Accumulated depreciation	(165.2)	(36.0)	(33.9)	—	(235.1)

	46.9	83.2	19.6	—	149.7
Other assets:
Goodwill and indefinite-lived intangibles	11.4	1,029.7	98.6	—	1,139.7
Other amortizable intangibles, net	0.2	153.1	0.2	—	153.5
Deferred income taxes	0.9	—	—	—	0.9
Deferred financing costs, net	38.9	—	—	—	38.9
Other	40.4	12.7	3.7	—	56.8
Intercompany accounts receivable	—	1,114.8	118.8	(1,233.6)	—
Investment in affiliates	2,590.3	219.8	344.5	(3,154.6)	—

	2,682.1	2,530.1	565.8	(4,388.2)	1,389.8

Total assets	$2,962.9	$3,114.9	$925.7	$(4,389.1)	$2,614.4

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$30.0	$91.8	$39.1	$—	$160.9
Accrued salaries and wages	10.4	20.0	6.0	—	36.4
Income taxes	2.4	—	0.2	—	2.6
Taxes, other than income taxes	3.1	8.2	3.2	—	14.5
Restructuring reserve	0.1	—	—	—	0.1
Other accrued liabilities	31.5	19.5	21.6	(0.9)	71.7
Accrued pension liabilities	2.4	—	—	—	2.4
Current maturities of long-term debt	30.7	—	—	—	30.7
Borrowings under revolving credit agreement	—	—	—	—	—

Total current liabilities	110.6	139.5	70.1	(0.9)	319.3

Long-term debt, less current maturities	1,219.3	—	—	—	1,219.3
Accrued pension liabilities	127.3	38.2	—	—	165.5
Deferred income taxes	(52.2)	291.3	1.4	—	240.5
Intercompany accounts payable	905.2	6.1	322.3	(1,233.6)	—
Other liabilities	10.3	10.7	5.1	—	26.1

Stockholders’ Equity:
Wolverine World Wide, Inc. stockholders’ equity	642.4	2,629.1	525.5	(3,154.6)	642.4
Non-controlling interest	—	—	1.3	—	1.3

Total Stockholder’s equity	642.4	2,629.1	526.8	(3,154.6)	643.7

Total liabilities and stockholders’ equity	$2,962.9	$3,114.9	$925.7	$(4,389.1)	$2,614.4

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES

Consolidated Condensed Balance Sheets

As of December 31, 2011

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$1.5	$3.0	$135.5	$—	$140.0
Accounts receivable, less allowances:	91.0	55.7	73.3	—	220.0
Inventories:
Finished products	59.6	74.8	70.9	(0.8)	204.5
Raw materials and work-in-process	1.2	0.3	25.7	—	27.2

	60.8	75.1	96.6	(0.8)	231.7

Deferred income taxes	11.3	—	(1.5)	—	9.8
Prepaid expenses and other current assets	18.5	2.2	12.3	—	33.0

Total current assets	183.1	136.0	316.2	(0.8)	634.5

Property, plant and equipment:
Gross cost	205.3	44.5	43.9	—	293.7
Accumulated depreciation	(157.8)	(28.2)	(29.2)	—	(215.2)

	47.5	16.3	14.7	—	78.5
Other assets:
Goodwill and indefinite-lived intangibles	10.7	14.1	31.5	—	56.3
Other amortizable intangibles, net	0.4	0.5	0.2	—	1.1
Deferred income taxes	44.6	—	(2.2)	—	42.4
Deferred financing costs, net	—	—	—	—	—
Intercompany accounts receivable	199.0	377.5	117.2	(693.7)	—
Other	37.7	—	1.2	—	38.9
Investment in affiliates	657.6	165.5	322.9	(1,146.0)	—

	950.0	557.6	470.8	(1,839.7)	138.7

Total assets	$1,180.6	$709.9	$801.7	$(1,840.5)	$851.7

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$23.1	$16.9	$17.1	$—	$57.1
Accrued salaries and wages	16.3	1.7	4.6	—	22.6
Income taxes	2.9	—	(0.1)	—	2.8
Taxes, other than income taxes	2.9	1.3	3.9	—	8.1
Restructuring reserve	0.3	—	—	—	0.3
Other accrued liabilities	23.8	4.9	16.2	(0.8)	44.1
Accrued pension liabilities	2.2	—	—	—	2.2
Current maturities of long-term debt	—	—	0.5	—	0.5
Borrowings under revolving credit agreement	11.0	—	—	—	11.0

Total current liabilities	82.5	24.8	42.2	(0.8)	148.7

Long-term debt, less current maturities	—	—	—	—	—
Accrued pension liabilities	103.8	—	—	—	103.8
Deferred income taxes	—	—	—	—	—
Intercompany accounts payable	400.8	5.5	287.4	(693.7)	—
Other liabilities	14.8	1.1	4.6	—	20.5

Stockholders’ Equity:
Wolverine World Wide, Inc. stockholders’ equity	578.7	678.5	467.5	(1,146.0)	578.7
Non-controlling interest	—	—	—	—	—

Total Stockholder’s equity	578.7	678.5	467.5	(1,146.0)	578.7

Total liabilities and stockholders’ equity	$1,180.6	$709.9	$801.7	$(1,840.5)	$851.7

Consolidated Condensed Statements of Cash Flow

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES

Consolidated Condensed Statements of Cash Flow

Fiscal year ended December 29, 2012

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$11.0	$26.0	$54.6	$—	$91.6
Investing Activities
Business acquisitions, net of cash acquired	(1,160.7)	23.6	(88.8)	—	(1,225.9)
Additions to property, plant and equipment	(10.8)	(4.1)	—	—	(14.9)
Investments in joint ventures	—	—	(2.9)	—	(2.9)
Other	(2.4)	—	—	—	(2.4)
Net cash provided by (used in) investing activities	(1,175.6)	19.5	(90.0)	—	(1,246.1)
Financing Activities
Net borrowings under revolver	(11.0)	—	—	—	(11.0)
Borrowings of long-term debt	1,275.0	—	—	—	1,275.0
Payments of long-term debt	(25.0)	—	(0.5)	—	(25.5)
Payments of debt issuance costs	(40.1)	—	—	—	(40.1)
Cash dividends paid	(23.6)	—	—	—	(23.6)
Purchase of common stock for treasury	(14.1)	—	—	—	(14.1)
Proceeds from shares issued under stock incentive plans	11.6	—	—	—	11.6
Excess tax benefits from stock-based compensation	9.9	—	—	—	9.9
Contributions from non-controlling interests	—	—	1.2	—	1.2
Net cash provided by (used in) financing activities	1,182.7	—	0.7	—	1,183.4
Effect of foreign exchange rate changes	—	—	2.5	—	2.5

Increase (decrease) in cash and cash equivalents	19.8	45.5	(33.9)	—	31.4
Cash and cash equivalents at beginning of the year	1.5	3.0	135.5	—	140.0

Cash and cash equivalents at end of the year	$21.3	$48.5	$101.6	$—	$171.4

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES

Consolidated Condensed Statements of Cash Flow

Fiscal year ended December 31, 2011

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$32.8	$9.7	$36.3	$—	$78.8
Investing Activities
Additions to property, plant and equipment	(4.6)	(7.1)	(7.7)	—	(19.4)
Proceeds from sales of property, plant and equipment	—	—	0.1	—	0.1
Other	(3.3)	—	—	—	(3.3)
Net cash provided by (used in) investing activities	(7.9)	(7.1)	(7.6)	—	(22.6)
Financing Activities
Net borrowings under revolver	11.0	—	—	—	11.0
Payments of long-term debt	—	—	(0.5)	—	(0.5)
Cash dividends paid	(22.7)	—	—	—	(22.7)
Purchase of common stock for treasury	(67.5)	—	—	—	(67.5)
Proceeds from shares issued under stock incentive plans	14.1	—	—	—	14.1
Excess tax benefits from stock-based compensation	3.3	—	—	—	3.3
Net cash provided by (used in) financing activities	(61.8)	—	(0.5)	—	(62.3)
Effect of foreign exchange rate changes	—	—	(4.3)	—	(4.3)

Increase (decrease) in cash and cash equivalents	(36.9)	2.6	23.9	—	(10.4)
Cash and cash equivalents at beginning of the year	38.4	0.4	111.6	—	150.4

Cash and cash equivalents at end of the year	$1.5	$3.0	$135.5	$—	$140.0

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES

Consolidated Condensed Statements of Cash Flow

Fiscal year ended January 1, 2011

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$12.8	$7.7	$47.4	$—	$67.9
Investing Activities
Additions to property, plant and equipment	(3.1)	(5.0)	(8.3)	—	(16.4)
Proceeds from sales of property, plant and equipment	1.8	—	—	—	1.8
Other	—	(3.0)	0.5		(2.5)
Net cash provided by (used in) investing activities	(1.3)	(8.0)	(7.8)	—	(17.1)
Financing Activities
Payments of long-term debt	—	—	(0.5)	—	(0.5)
Cash dividends paid	(21.4)	—	—	—	(21.4)
Purchase of common stock for treasury	(52.2)	—	—	—	(52.2)
Proceeds from shares issued under stock incentive plans	13.6	—	—	—	13.6
Excess tax benefits from stock-based compensation	1.4	—	—	—	1.4
Net cash provided by (used in) financing activities	(58.6)	—	(0.5)	—	(59.1)
Effect of foreign exchange rate changes	—	—	(1.7)	—	(1.7)

Increase (decrease) in cash and cash equivalents	(47.1)	(0.3)	37.4	—	(10.0)
Cash and cash equivalents at beginning of the year	85.5	0.7	74.2	—	160.4

Cash and cash equivalents at end of the year	$38.4	$0.4	$111.6	$—	$150.4